Total Equity - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 28, 2021	Jan. 28, 2020	Jan. 28, 2019	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends Declared [Line Items]
Dividend per share (in dollars per share)		$ 10.00	$ 10.00		$ 10.00	$ 10.00
Total cash payment		$ 275.7	$ 278.0		$ 441.3	$ 453.8
Subsequent event
Dividends Declared [Line Items]
Dividend per share (in dollars per share)	$ 10.00			$ 10.00
Total cash payment	$ 272.1